LOSS PER SHARE - Schedule of Computation of Basic and Diluted Earnings Per Share Attributable to Shareholders (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Adjustments to reconcile profit (loss) to numerator used in calculating basic earnings per share [abstract]
Loss for the period		$ (7,062,813)	$ (8,195,986)
Less: Profit attributable to non-controlling interests		108,080	50,769
Loss for the period attributable to shareholders		$ (7,170,893)	$ (8,246,755)
Basic weighted-average number of shares outstanding (in Shares)		526,603	26,517
Basic loss per share attributable to shareholders (in Dollars per share)	[1]	$ (13.62)	$ (311)
Diluted weighted-average number of shares outstanding (in Shares)		526,603	26,517
Diluted loss per share attributable to shareholders (in Dollars per share)	[1]	$ (13.62)	$ (311)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization. Further, the Class A ordinary shares are presented on a retroactive basis to reflect the Company’s reverse share split of 50-for-1 on March 23, 2026 and 30-for-1 on June 23, 2026, respectively.